Supplemental Cash Flow Information - Schedule of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information - Schedule of Cash and Cash Equivalents (Details) [Line Items]
Cash		$ 538,792	$ 1,423,902	$ 1,669,257
Short-term investments	[1]	13,272	245,187	8,535
Cash and cash equivalents		$ 552,064	$ 1,669,089	$ 1,677,792	$ 1,449,593

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.